Regulator File No.
84-01100

In accordance wit[...] to Form TA-1 is being file[...] mption.

10031789

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB Approval
OMB Number: 3235-0084
Expires: April 30, 2012
Estimated average burden hours per response..................2.0

FORM TA-1

UNIFORM FORM FOR REGISTRATION AS A TRANSFER AGENT AND FOR AMENDMENT TO REGISTRATION PURSUANT TO SECTION 17A OF THE SECURITIES AND EXCHANGE ACT OF 1934

GENERAL: Form TA-1 is to be used to register or amend registration as a transfer agent with the Comptroller of the Currency, the Board of Governors of the Federal Reserve System, the Federal Deposit Insurance Corporation or the Securities and Exchange Commission pursuant to Section 17A of the Securities Exchange Act of 1934. Read all instructions before completing this form. Please print or type all responses.

1. Appropriate regulatory agency (check one) (See General Instruction D):
   - ☐ Comptroller of the Currency
   - ☐ Federal Deposit Insurance Corporation
   - ☐ Board of Governors of the Federal Reserve System
   - ☒ Securities and Exchange Commission

2. Filing Status of this form (check one):
   - ☐ Registration
   - ☒ Amendment to Registration

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
SEP 15 2010
BRANCH OF REGISTRATIONS AND
03 EXAMINATIONS

3. a. Full name of registrant:
   Goldman, Sachs & Co.

   Previous name, if being amended:
   N/A

   b. Financial Industry Number Standard (FINS) number (See Special Instruction A1):
   900050

   c. Address of principal office where transfer agent activities are, or will be, performed (See Special Instruction A2):

(Number and Street)	(City)	(State)	(Zip Code)
71 S. Wacker Dr. Suite 500	**Chicago,**	**IL**	**60606**

   e. Telephone Number: (Include Area Code)
   312-655-4400

   d. Mailing address, if different from response to Question 3c.
   N/A

4. Does registrant conduct, or will conduct transfer agent activities at any location other than that given in question 3c above? If "yes", provide address(es): Yes ☐ No ☐

5. Does registrant act, or will it act, as a transfer agent solely for its own securities and/or securities of an affiliate(s)? (See Special Instruction A5) Yes ☐ No ☐

SEC 1528 (9-01) **Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.**

Form TA-1
Page 2

Applicant Name: Goldman, Sachs & Co.

Date: September 8, 2010

OFFICIAL USE

6. Has registrant, as a named transfer agent, engaged, or will it engage, a service company to perform any transfer agent functions? Yes ☐ No ☐

If "yes," provide the name(s) and address(es) of all service companies engaged, or that will be engaged, by the registrant to perform its transfer agent functions:

Name:

Address: (Number and Street) (City) (State) (Zip Code)

Name:

Address: (Number and Street) (City) (State) (Zip Code)

7. Has registrant been engaged, or will it be engaged, as a service company by a named transfer agent to perform transfer agent functions? ☐ Yes ☐ No ☐

If "yes," provide the name(s) and FINS number(s) of the named transfer agent(s) for which the registrant has been engaged, or will be engaged as a service company to perform transfer agent functions:

		Delete
Name:	FINS Number:	☐
Name:	FINS Number:	☐
Name:	FINS Number:	☐
Name:	FINS Number:	☐
Name:	FINS Number:	☐
		☐

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S. C. 1001 and 15 U.S.C. 78ff(a)

EXECUTION: The registrant submitting this form, and as required, the SEC supplement and Schedules A-D, And the executing official hereby represent that all the information contained herein is true, correct and complete.

Manual signature of Official responsible for form:	Title: **Chief Compliance Officer**
Name of Official responsible for form: (First name, Middle name, Last name) **Elizabeth Janelle Ford**	Date Executed (Month/Day/Year): September 8, 2010

Regulator/File No. 84-01100	**SEC Supplement to Form TA-1**	**OMB APPROVAL** OMB Number: 3235-0084 Expires: April 30, 2012 Estimated average burden hours per response.....2.0

Completion of the SEC Supplement to Form TA-1 is required of all independent, non-issuer registrants Whose appropriate regulatory agency is the Securities and Exchange Commission.

Full name of registrant:

Goldman, Sachs & Co.

1. If registrant is a:

☐ Corporation – Complete Schedule A
☐ Sole Proprietorship – Complete Schedule C
☐ Partnership – Complete Schedule B
☐ Other (specify):____________ - Complete Section C

2. Does any person or entity not named in Schedules A, B or C:

(a) directly or indirectly, through agreement or otherwise exercise or have the power to exercise control over the management or policies of applicant; or.. Yes ☐ No ☐

(If yes, state on Schedule D the exact name of each person or entity and describe the agreement or other basis through which such person or entity exercises or has the power to exercise control.)

(b) wholly or partially finance the business of applicant, directly or indirectly, in any manner other than by a public offering of securities made pursuant to the Securities Act of 1933 or by credit extended in the ordinary course of business by suppliers, banks and others?.. Yes ☐ No ☐

(If yes, state on Schedule D the exact name of each person or entity and describe the agreement or arrangement through which such financing is made available, including the amount thereof.)

3. Definitions:

Control Affiliate: - An individual or firm that directly or indirectly controls, is under common with, or is controlled by applicant. Included are any employees identified in Schedules A, B, C or D of this form as exercising control. Excluded are any employees who perform solely clerical, administrative support of similar functions, or who, regardless of title, perform no executive duties or have no senior policy making authority.

Investment or investment related - Pertaining to securities, commodities, banking, insurance, or real estate (including, but not limited to, acting as or being associated with a broker-dealer, investment company, investment adviser, futures sponsor, bank, or savings and loan association).

Involved - Doing an act of aiding, abetting, counseling, commanding, inducing, conspiring with or failing reasonably to supervise another in doing an act.

A. In the past ten years has the applicant or a control affiliate been convicted of or plead guilty or nolo contendere ("no contest") to:

(1) A felony or misdemeanor involving: investment or an investment-related business, fraud, false statements or omissions, wrongful taking of property, or bribery, forgery, counterfeiting or extortion? Yes ☐ No ☐

(2) Any other felony?.. Yes ☐ No ☐

B. Has any court in the past ten years:

(1) Enjoined the applicant or a control affiliate in connection with any investment-related activity?........... Yes ☒ No ☐

(2) Found that the applicant or a control affiliate was involved in a violation of investment-related statutes or regulations? .... Yes ☒ No ☐

C. Has the U.S. Securities and Exchange Commission or the Commodity Futures Trading Commission ever:

(1) Found the applicant or a control affiliate to have made a false statement or omission?......................... Yes ☐ No ☐

(2) Found the applicant or a control affiliate to have been involved in a violation of its regulations or statues?.. Yes ☐ No ☐

Regulator/File No.

84-01100

Supplement to Form TA-1
Page 2

(3) Found the applicant or a control affiliate to have been a cause of an investment-related business having its authorization to do business denied, suspended, revoked or restricted? ☐ Yes ☐ No

(4) Entered an order denying, suspending or revoking the applicant's or a control affiliate's registration or otherwise disciplined it by restricting its activities? ☐ Yes ☐ No

D. Has any other Federal regulatory agency or any state regulatory agency:

(1) ever found the applicant or a control affiliate to have made a false statement or omission or to have been dishonest, unfair, or unethical? ☒ Yes ☐ No

(2) ever found the applicant or a control affiliate to have been involved in a violation of investment-related regulations or statutes? ☒ Yes ☐ No

(3) ever found the applicant or a control affiliate to have been a cause of an investment-related business having its authorization to do business denied, suspended, revoked, or restricted? ☐ Yes ☐ No

(4) in the past ten years entered an order against the applicant or a control affiliate in connection with investment-related activity? ☐ Yes ☐ No

(5) ever denied, suspended, or revoked the applicant's or a control affiliate's registration or license, or prevented it from associating with an investment-related business, or otherwise disciplined it by restricting its activities? ☐ Yes ☐ No

(6) ever revoked or suspended the applicant's or a control affiliate's license as an attorney or accountant? ☐ Yes ☐ No

E. Has any self-regulatory organization or commodities exchange ever:

(1) found the applicant or a control affiliate to have made a false statement or omission? ☐ Yes ☐ No

(2) found the applicant or a control affiliate to have been involved in a violation of its rules? ☒ Yes ☐ No

(3) found the applicant or a control affiliate to have been the cause of an investment-related business losing its authorization to do business? ☐ Yes ☐ No

(4) Disciplined the applicant or a control affiliate by expelling or suspending it from membership, by barring or suspending its association with other members, or by otherwise restricting its activities? ☐ Yes ☐ No

F. Has any foreign government, court, regulatory agency, or exchange ever entered an order against the applicant or a control affiliate related to investments or fraud? ☐ Yes ☐ No

G. Is the applicant or a control affiliate now the subject of any proceeding that could result in a yes answer to parts A-F of this item? ☐ Yes ☐ No

H. Has a bonding company denied, paid out on, or revoked a bond for the applicant or a control affiliate? ☐ Yes ☐ No

I. Does the applicant or a control affiliate have any unsatisfied judgments or liens against it? ☐ Yes ☐ No

4. For each yes to Item 3, provide on Schedule D the following details of any court or regulatory action:

- The individuals named in the action
- The title and date of the action
- The court or body taking the action and its location

A description of the proceeding

File Number 84-01100	**Schedule A of SEC Supplement to Form TA-1 For Corporate Registrants**	

This form requests information on corporate registrants.

1. Please complete appropriate columns for:
   A. each Chief Executive Officer, Chief Financial Officer, Chief Operations Officer, Chief Legal Officer, Chief Compliance Officer, Director, and persons with similar status or functions and
   B. each other person who is, directly or indirectly the beneficial owner of 5% or more of any class of equity security of registrant.
2. Check "Control Person" column if person has "control". Control is defined as:
   Control – the power to direct or cause the direction of the management or policies of a company, whether through ownership of securities, by contract, or otherwise. Any individual or firm that is a director, partner or officer exercising executive responsibility (or having similar status or functions) or that directly or indirectly has the right to vote 25 percent or more of the voting securities or is entitled to 25 percent or more of the profits is presumed to control that company.
3. Ownership codes are:
   NA – 0 – 5% B – 10% up to 25% D – 50% - 75%
   A – 5% - 10% C – 25% up to 50% E – 75% - 100%

ADD	Section for Initial Registration and for Amendments Reporting Additional Persons.

Full Name Last First Middle	Social Security Number	Date of Relationship (beginning)		Title or Status	Ownership Code	Control Person

AMEND	Section for amendments reporting changes in the title, status or ownership code of previously reported persons.

DELETE	Section for amendments to report deletion of previously reported persons.		
		Ending	

File Number 84-01100	**Schedule B of SEC Supplement to Form TA-1** **For Partnership Registrants**	
Date: Mo/Day/Yr 09/08/2010	Full Name of Registrant: **Goldman, Sachs & Co.**	

This form requests information on partnership registrants.

1. Please complete for all general partners and list all limited and special partners who have contributed 5% or more of the partnership's capital.
2. For each partner, complete appropriate columns below.
3. Check "Control Person" column if person has "control." Control is defined as:
   Control: The power to direct or cause the direction of the management or policies of a company, whether through ownership of securities, by contract, or otherwise. Any individual or firm that is a director, partner or officer exercising executive responsibility (or having similar status or functions) or that directly or indirectly has the right to vote 25 percent or more of the voting securities or is entitled to 25 percent or more of the profits is presumed to control that company.
4. Ownership codes are:
   NA – 0 – 5% B – 10% up to 25% D – 50% - 75%
   A – 5% - 10% C – 25% up to 50% E – 75% - 100%

ADD — Section for Initial Registration and for Amendments Reporting Additional Persons.

Full Name Last First Middle	Social Security Number	Date of Relationship (beginning)		Title or Status	Ownership Code	Control Person

AMEND — Section for amendments reporting changes in the title, status or ownership code of previously reported persons.

DELETE — Section for amendments to report deletion of previously reported persons.

		Ending	

File Number 84-01100	**Schedule C of SEC Supplement to Form TA-1** **For Partnership Registrants**	
Date: Mo/Day/Yr 09/08/2010	Full Name of Registrant: **Goldman, Sachs & Co.**	

This form requests information on applicants other than partnerships and corporations.

1. Please complete for any person, including a trustee, who directs, manages, or participates in directing or managing the affairs of registrant.
2. Give each listed person's title or status and describe the nature of his authority and his beneficial interest in applicant.

ADD — Section for Initial Registration and for Amendments Reporting Additional Persons.

Full Name Last First Middle	Social Security Number	Date of Relationship (beginning)		Title or Status	Ownership Code	Control Person

AMEND — Section for amendments reporting changes in the title, status or ownership code of previously reported persons.

DELETE — Section for amendments to report deletion of previously reported persons.

		Ending	

File Number 84-01100	**Schedule D of SEC Supplement to Form TA-1**	
Date: Mo/Day/Yr 09/08/2010	Full Name of Registrant: **Goldman, Sachs & Co.**	

Use this Schedule to report details of affirmative responses to questions contained in the SEC Supplement.

Item on Form (Identify)	Answer
3E(2)	FINRA File No. 20090171872-01 Financial Industry Regulatory Authority, Inc. ("FINRA") Department of Market Regulation alleged that, during the period from May 1, 2006 through April 30, 2009, Goldman, Sachs & Co. (the "Firm") reported to the OTC Reporting Facility certain last sale reports of transactions in OTC Equity securities which it should have not reported, in alleged violation of NASD Rule 6620(b). Without admitting or denying the allegations, the Firm entered into a Letter of Acceptance, Waiver and Consent (AWC) which was accepted by FINRA on July 15, 2010, and on August 3, 2010, the Firm submitted a check in payment of a fine in the amount of $15,000.
3B(1); 3B(2)	10 Civ. 3229 (BJ) On April 16, 2010, the SEC brought an action against Goldman, Sachs & Co. (the "Firm") and one of its employees. The conduct of the Firm alleged in the SEC complaint involved an offering of a synthetic collateralized debt obligation, which referenced a portfolio of synthetic residential mortgage-backed securities, to qualified institutional buyers in reliance on the exemption from registration under the Securities Act of 1933 provided by Rule 144A thereunder and to non-U.S. persons in reliance on the safe harbor from registration provided by Regulation S thereunder. Specifically, the complaint alleged that the offering materials, in describing the Portfolio Selection Agent for the portfolio of synthetic residential mortgage-backed securities, should have disclosed that the hedge fund assuming the short side of the transaction had played a role in the selection process. The court entered a judgment on July 20, 2010. In its consent to the court judgment, the Firm acknowledged that it was a mistake not to disclose the role of the hedge fund. The court judgment permanently enjoins the Firm from violation of Section 17(a) of the Securities Act of 1933 and imposes civil penalties of $535,000,000 and disgorgement of $15,000,000, both to be paid within 30 days of entry of judgment. The civil penalties and disgorgement were paid on August 18, 2010. The court judgment also requires the Firm to comply with certain undertakings relating to (i) the vetting and approval process for offerings of residential mortgage-related securities, (ii) review of marketing materials used in connection with residential mortgage-related securities offerings by the Firm's Legal Department and Compliance Department, (iii) annual internal audits of the review of such marketing materials, (iv) where the firm is the lead underwriter of an offering of residential mortgage-related securities and retains outside counsel to advise on the offering, review of the related offering materials by outside counsel and (v) education and training of persons involved in the structuring or marketing of residential mortgage-related securities offerings. The judgment further requires record-keeping to track compliance and certification of compliance with these requirements by the Firm's General Counsel or Global Head of Compliance one, two and three years after the date of entry of the judgment. *Securities and Exchange Commission* v. *Goldman, Sachs & Co. and Fabrice Tourre*, 10 Civ. 3229 (BJ) (S.D.N.Y. filed Apr. 16, 2010).

3D(1); 3D(2)	Missouri Secretary of State Securities Division, Case No. AP-10-21 Various state regulators, including the Missouri Secretary of State Securities Division, conducted an industry-wide, joint investigation into the marketing and sale of auction rate securities ("ARS"). Without admitting or denying the allegations, Goldman, Sachs & Co. (the "Firm") entered into a Consent Order with the Missouri Secretary of State Securities Division on July 20, 2010, in which: (i) the Missouri Secretary of State Securities Division alleged that the Firm engaged in unethical practices in the offer and sale of ARS and failed adequately to supervise certain of its salespeople in connection with the marketing and sale of ARS, and (ii) the Firm agreed, as part of a global settlement with state regulators, to offer to repurchase ARS from certain eligible retail investors, charities and small businesses who purchased ARS from the Firm; participate in industry-wide consequential damages arbitration process; refund certain municipal issuers refinancing fees paid to the Firm for refinancing or conversion of certain ARS; endeavor to work with issuers and other interested parties to expeditiously provide liquidity solutions for institutional investors and pay a total monetary penalty in the amount of $22.5 million, including $132,470.25 to the Missouri Secretary of State Securities Division, which amount was paid on July 23, 2010.
3D(1); 3D(2)	Texas State Securities Board, Order No. IC10-CDO-17 Various state regulators, including the Texas State Securities Board, conducted an industry-wide, joint investigation into the marketing and sale of auction rate securities ("ARS"). Without admitting or denying the allegations, Goldman, Sachs & Co. (the "Firm") entered into a Consent Order with the Texas State Securities Board on July 27, 2010, in which the Firm agreed, as part of a global settlement with state regulators, to offer to repurchase ARS from certain eligible retail investors, charities and small businesses who purchased ARS from the Firm; participate in industry-wide consequential damages arbitration process; refund certain municipal issuers refinancing fees paid to the Firm for refinancing or conversion of certain ARS; endeavor to work with issuers and other interested parties to expeditiously provide liquidity solutions for institutional investors and pay a total monetary penalty in the amount of $22.5 million, including $2,878,447.86 to the Texas State Securities Board, which amount was paid on August 5, 2010.
3D(1); 3D(2)	Securities Commissioner of South Carolina, File Number 10032 Various state regulators, including the Securities Commissioner of South Carolina, conducted an industry-wide, joint investigation into the marketing and sale of auction rate securities ("ARS"). Without admitting or denying the allegations, Goldman, Sachs & Co. (the "Firm") entered into an Administrative Consent Order with the Securities Commissioner of South Carolina on August 9, 2010, in which: (i) the Securities Commissioner of South Carolina alleged that the Firm engaged in unethical practices in the offer and sale of ARS and failed adequately to supervise certain of its salespeople in connection with the marketing and sale of ARS, and (ii) the Firm agreed, as part of a global settlement with state regulators, to offer to repurchase ARS from certain eligible retail investors, charities and small businesses who purchased ARS from the Firm; participate in industry-wide consequential damages arbitration process; refund certain municipal issuers refinancing fees paid to the Firm for refinancing or conversion of certain ARS; endeavor to work with issuers and other interested parties to expeditiously provide liquidity solutions for institutional investors and pay a total monetary penalty in the amount of $22.5 million, including $67,707.37 to the Securities Commissioner of South Carolina, which amount was paid on August 19, 2010.